LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease payments	$ 3,700
Lease commenced date	Dec. 31, 2021
Sublease rental payments	$ 1,850
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	5 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	15 years